EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 1,441,592
Cost of service	74,840	R$ 69,323	R$ 54,518
Interest expense	170,897	191,326	189,544
Past service cost	7,093	3,967	2,302
Obligation at the end of the year	1,083,719	1,441,592
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	5,921,285	4,601,965	4,391,251
Cost of service	74,840	69,323	54,518
Interest expense	170,897	191,326	189,544
Payment of benefits	(486,310)	(434,650)	(309,817)
Past service cost	7,093	3,967	2,302
Settlement	(228,881)	(190,948)	(498,493)
Gain (loss) on remeasurement	(457,421)	467,106	546,911
Exchange Variance	407,562	1,213,196	225,749
Obligation at the end of the year	R$ 5,409,065	R$ 5,921,285	R$ 4,601,965